Filed pursuant to Rule 497
File No. 333-175624

Maximum Offering of 150,000,000 Shares of Common Stock

Sierra Income Corporation

Common Stock

Supplement No. 7 dated December 3, 2014

to

Prospectus dated April 30, 2014

This Supplement No. 7 contains information which amends, supplements, or modifies certain information contained in the Prospectus of Sierra Income Corporation (the “Company”) dated April 30, 2014 (the “Prospectus”), Supplement No. 1 to the Prospectus dated July 11, 2014, Supplement No. 2 to the Prospectus dated August 6, 2014, Supplement No. 3 to the Prospectus dated August 28, 2014, Supplement No. 4 to the Prospectus dated October 2, 2014, Supplement No. 5 to the Prospectus dated October 9, 2014, and Supplement No. 6 to the Prospectus dated November 13, 2014.

You should carefully consider the “Risk Factors” beginning on page 29 of the Prospectus before you decide to invest.

Amendment and Additional Commitment to the Revolving Credit Facility

On November 24, 2014 the Company entered into Amendment No. 3 to its existing Senior Secured Revolving Credit Facility (the “Amended Revolving Facility”), with the certain lenders a party thereto and ING Capital LLC, as administrative agent. The Amended Revolving Facility modifies certain provisions of the Company’s existing Senior Secured Revolving Credit Facility. The Amended Revolving Facility was amended to, among other things, increase the maximum amount of the accordion feature which permits subsequent increases in commitments under the Amended Revolving Facility to $500 million. On November 25, 2014, the Company closed an additional $25 million commitment under the Amended Revolving Facility. As of November 25, 2014, total commitments under the Amended Revolving Facility is $150 million. Borrowings under the Amended Revolving Facility are subject to, among other things, a minimum borrowing/collateral base and substantially all of the Company’s assets are pledged as collateral under the Amended Revolving Facility.

In addition, the Amended Revolving Facility requires the Company to, among other things (i) make representations and warranties regarding the collateral as well the Company’s business and operations, (ii) agree to certain indemnification obligations and (iii) agree to comply with various affirmative and negative covenants. The documentation for the Amended Revolving Facility also includes default provisions such as the failure to make timely payments under the Amended Revolving Facility, the occurrence of a change in control and the failure by the Company to materially perform under the operative agreements governing the Amended Revolving Facility, which, if not complied with, could accelerate repayment under the Amended Revolving Facility, thereby materially and adversely affecting the Company’s liquidity, financial condition and results of operations.

Form of Subscription Agreement

The Form of Subscription Agreement found in Appendix A to this supplement replaces in its entirety the corresponding Form of Subscription Agreement found in Appendix A of the Prospectus.

Appendix A

SIERRA

INCOME OPERATION

SUBSCRIPTION AGREEMENT

1. Investment

Amount of Subscription: State of Sale:

Minimum Initial Investment is $2,000 ($2500 for TN).

Money Orders, Traveler’s Checks, Starter Checks, Foreign Checks, Counter Checks, Third-Party Checks or Cash cannot be accepted.

Payment will be made with: Enclosed Check Funds Wired Funds to Follow

2. Account Type - Check One Box Only

Non-Qualified Registration Types

Individual (If TOD, attach application)

Joint Tenant* (If TOD, attach application)

Tenants in Common*

Community Property*

Trust**

Non-Profit Organization**

UGMA: State of

UTMA: State of

Corporation**

S-Corp C-Corp

(Will default to S-Corp if nothing is marked)

Partnership**

Other (Specify)

Qualified Registration Types

Traditional (Individual) IRA

Simple IRA

Beneficial IRA

Decedent’s name:

Profit Sharing Plan**

KEOGH Plan**

SEP IRA

ROTH IRA

Pension Plan**

*All parties must sign. **Please attach pages of trust/plan document (or corporate resolution) which lists the names of trust/plan, trustees, signatures and date. The Certification of Investment Powers for Trust Accounts form may be completed in lieu of providing trust documents.

For Non-Qualified Custodial Accounts and All Qualified Accounts, please complete Section 5

3. Investor Information - SSN or TIN Required

Investor #1 Name: SSN/Tax ID:

DOB:

Investor #2 Name: SSN/Tax ID:

DOB:

Street Address:

City: State: Zip Code:

Optional

Mailing Address:

City: State: Zip Code:

Phone (day): Phone (evening):

E-mail:

US Citizen US Citizen residing outside the US

Foreign citizen, country: Check here if you are subject to backup withholding

4. Investment Title - SSN or TIN Required

Please print names in which shares of common stock are to be registered. Include trust name if applicable. If IRA or qualified plan, include both custodian and investor names and Tax ID Numbers. If same as above, write “Same.” (This is the name that will appear on your statement.)

Title Line 1:

Title Line 2:

Primary SSN/TIN:

Secondary SSN/TIN:

The Sierra Income Corporation name and logo are registered trademarks being used under license.

Over Please

5. Custodian/ Trustee Information

Make checks payable to the custodian and send ALL paperwork directly to the custodian.

Trustee Name:

Trustee Address 1:

Trustee Address 2:

Trustee City:

State:

Zip Code:

Trustee Telephone Number:

Trustee Tax Identification Number:

Investor’s Account Number with Trustee:

Important Note About Proxy Voting: By signing this subscription agreement, Custodian/Trustee authorizes the investor to vote the number of shares of common stock of Sierra Income Corporation that are beneficially owned by the investor as reflected on the records of Sierra Income Corporation as of the applicable record date at any meeting of the stockholders of Sierra Income Corporation. This authorization shall remain in place until revoked in writing by Custodian/Trustee. Sierra Income Corporation is hereby authorized to notify the investor of his or her right to vote consistent with this authorization.

6. Distribution Information (Choose one of the following options)

(If you do not complete this section, distributions will be paid to the registered owner at the address in Section 3. IRA accounts may not direct distributions without the custodian’s approval.) Please see Section 6 (Distribution Information) of the Investor Instructions accompanying this Subscription Agreement for additional information. If you elect to participate in the Distribution Reinvestment Plan, you agree that, if at any time you fail to meet the applicable suitability standards set forth in the then current Prospectus, you will promptly provide written notification to: Sierra Income Corporation, c/o DST Systems, Inc, 430 W. 7th Street, Kansas City, MO 64105.

% of Distribution

I prefer to participate in the Distribution Reinvestment Plan, as described in the Prospectus.

Send distributions via check to investor’s home address (or for Qualified Plans to the address listed in Section 5)

Send distributions via check to the alternate payee listed here (not available for Qualified Plans without custodial approval)

Name:

Address:

City:

State:

Zip Code:

Account Number:

Direct Deposit (Attach Voided Check) I authorize Sierra Income Corporation or its agent to deposit my distributions in the checking or savings account identified below. This authority will remain in force until I notify Sierra Income Corporation in writing to cancel it. In the event that Sierra Income Corporation deposits funds erroneously into my account, Sierra Income Corporation is authorized to debit my account for an amount not to exceed the amount of the erroneous deposit.

Financial Institution Name:

% of Distribution

Checking

ABA/ Routing Number:

Account Number:

Savings

7. Broker - Dealer and Registered Representative Information

Broker-Dealer Name:

Representative Name:

Rep Number:

Representative’s Firm Name:

Branch ID:

Representative’s Address:

Representative’s City:

State:

Zip Code:

Representative’s Phone:

Representative’s Fax Number:

Representative’s E-mail Address:

This Subscription was made as follows:

Through a participating Broker-Dealer

Shares are being purchased net of commissions

Through a participating RIA* unaffiliated with a participating Broker-Dealer

*RIAs must first execute a firm level RIA Placement Agreement with SC Distributors (the Dealer Manager for Sierra Income Corporation) before conducting business. To obtain an RIA Placement Agreement or for additional questions please contact SC Distributors at: 877-907-1148.

Volume Discount**: The subscriber is a qualifying purchaser and may combine this purchase for the purpose of qualifying for a volume discount.

Account to be combined with:

Investor Name:

Account Number:

SSN/TIN:

**Any combination request will be subject to our verification that the subscriptions to be combined are made by a single qualifying purchaser. Please see “Volume Discounts” section of the prospectus for further information on volume discount qualifications.

Based on the information I obtained from the subscriber regarding the subscriber’s financial situation and investment objectives, I hereby certify to Sierra Income Corporation that I have reasonable grounds for believing that the purchase of the Shares by the Subscriber is a suitable and appropriate investment for this Subscriber.

Signature of Financial Representative:

Date:

(If required by Broker-Dealer)

Branch Manager Signature:

Date:

8. Electronic Delivery (Optional)

Instead of receiving paper copies of this Prospectus, our Prospectus supplements, annual reports, proxy statements, and other stockbroker communications and reports, you may elect to receive electronic delivery of stockholder communications from Sierra Income Corporation. If you would like to consent to electronic delivery, including pursuant to CD-ROM or electronic mail, please sign and return this election with your Subscription Agreement.

By signing below, I acknowledge and agree that I will not receive paper copies of any stockholder communications unless (i) I notify Sierra Income Corporation that I am revoking this election with respect to all stockholder communications or (ii) I specifically request that Sierra Income Corporation send a paper copy of a particular stockholder communications to me. Sierra Income Corporation has advised me that I have the right to revoke this election at any time and receive all stockholder communications as paper copies through the mail. I also understand that I have the right to request a paper copy of any stockholder communication.

By electing electronic delivery, I understand that I may incur certain costs associated with spending time online and downloading and printing stockholder communications and I may be required to download software to read documents delivered in electronic format. Electronic delivery also involves risks related to system or network outages that could impair my timely receipt of or access to stockholder communications.

Electronic Delivery Acknowledgement Only

Signature of Investor:

Date:

Signature of Joint Investor:

Date:

E-mail: (If blank - email from Section 3 will be used)

9. Subscriber Signatures

Please separately initial each of the representations below. Except in the case of fiduciary, you may not grant any person or power of attorney to make such representations on your behalf. I hereby acknowledge and/or represent the following:

Owner

Co-Owner

1. I have received the final Prospectus of Sierra Income Corporation at least five business days before signing the Subscription Agreement.

Owner Co-Owner 2. I have (i) a minimum net worth (exclusive of home, home furnishings and personal automobiles) of at least $250,000 or (ii) a minimum net worth (as previously described) of at least $70,000 and a minimum annual gross income of at least $70,000, and, if applicable, I meet the higher net worth and gross income requirements imposed by my state of primary residence as set forth in the Prospectus under “Suitability Standards.” I will not purchase additional shares unless I meet the applicable suitability requirements set forth in the Prospectus at the time of purchase.

Owner Co-Owner 3. I acknowledge that there is no public market for the shares and, thus, my investment in shares is not liquid.

Owner Co-Owner 4. I am purchasing the shares for the account referenced in Section 4.

Owner Co-Owner 5. I acknowledge that I will not be admitted as a stockholder until my investment has been accepted. The acceptance process includes, but is not limited to, reviewing the Subscription Agreement for completeness and signatures, conducting an Anti-Money Laundering check as required by the USA Patriot Act and payment of the full purchase price of the shares.

Owner Co-Owner 6. Alabama: In addition to the suitability standards noted above, the Alabama Securities Commission requires that this investment will only be sold to Alabama residents who represent that they have a liquid net worth of at least 10 times their investment in this program and other similar programs.

Owner Co-Owner 7. California: In addition to the suitability standards noted above, a California investor’s total investment in us shall not exceed 10% of his or her net worth.

Owner Co-Owner 8. Iowa: In addition to the suitability standards noted above, an Iowa investor’s total investment in us shall not exceed 10% of his or her liquid net worth. Liquid net worth is that portion of an investor’s net worth that consists of cash, cash equivalents and readily marketable securities.

Over Please

9. Subscriber Signatures, Continued

Owner Co-Owner 9. Kansas: In addition to the suitability standards noted above, it is recommended by the Office of the Kansas Securities Commissioner that Kansas investors not invest, in the aggregate, more than 10% of their liquid net worth in this and other non-traded business development companies. Liquid net worth is defined as that portion of net worth which consists of cash, cash equivalents and readily marketable securities.

Owner Co-Owner 10. Kentucky: In addition to the suitability standards noted above, a Kentucky investor must have (i) either gross annual income of at least $85,000 and a minimum net worth of $85,000 or (ii) a minimum net worth alone of $300,000. Moreover, no Kentucky resident shall invest more than 10% of his or her liquid net worth in us.

Owner Co-Owner 11. Maine: In addition to the suitability standards noted above, the Maine Office of Securities recommends that an investor’s aggregate investment in this offering and similar direct participation investments not exceed 10% of the investor’s liquid net worth. For this purpose, “liquid net worth” is defined as that portion of net worth that consists of cash, cash equivalents, and readily marketable securities.

Owner Co-Owner 12. Massachusetts: In addition to the suitability standards noted above, the Massachusetts Securities Division recommends that an investor’s aggregate investment in this offering and similar offerings, including direct participation investments, not exceed 10% of the investor’s liquid net worth. For this purpose, “liquid net worth” is defined as that portion of net worth that consists of cash, cash equivalents, and readily marketable securities.

Owner Co-Owner 13. Nebraska: In addition to the suitability standards noted above, a Nebraska investor must have either (a) an annual gross income of at least $100,000 and a net worth (not including home, furnishings and personal automobiles) of at least $350,000, or (b) a net worth (not including home, furnishings and personal automobiles) of at least $500,000. In addition, a Nebraska investor may not invest more than 10% of his or her net worth in this offering.

Owner Co-Owner 14. New Jersey: In addition to the suitability standards noted above, the New Jersey Bureau of Securities recommends than an investor’s aggregate investment in this offering and similar direct participation program investments not exceed 10% of the investor’s liquid net worth. For this purpose, “liquid net worth” is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities.”

Owner Co-Owner 15. New Mexico: In addition to the suitability standards noted above, a New Mexico resident’s investment should not exceed 10% of his or her liquid net worth in this and other non-traded business development companies. Liquid net worth is defined as that portion of net worth which consists of cash, cash equivalents and readily marketable securities.

Owner Co-Owner 16. North Dakota: In addition to the suitability standards noted above, North Dakota requires that shares may only be sold to residents of North Dakota that represent they have a net worth of at least ten times their investment in the issuer and its affiliates and that they meet one of the established suitability standards.

Owner Co-Owner 17. Ohio: In addition to the suitability standards noted above, it shall be unsuitable for an Ohio investor’s aggregate investment in shares of the issuer, affiliates of the issuer, and in other non-traded business development programs to exceed ten percent (10%) of his or her liquid net worth. “Liquid net worth” shall be defined as that portion of net worth (total assets exclusive of home, home furnishings, and automobiles minus total liabilities) that is comprised of cash, cash equivalents, and readily marketable securities.

Owner Co-Owner 18. Oklahoma: In addition to the suitability standards noted above, an Oklahoma investor must limit his or her investment in Sierra Income Corporation to 10% of his or her net worth (excluding home, furnishings, and automobiles.)

Owner Co-Owner 19. Oregon: In addition to the suitability standards noted above, an Oregon investor must limit his or her investment in Sierra Income Corporation to 10% of his or her net worth (excluding home, furnishings, and automobiles).

9. Subscriber Signatures, Continued

Owner Co-Owner 20. Tennessee: In addition to the suitability standards noted above, investors who reside in the state of Tennessee must have either (i) a liquid net worth of $100,000 and minimum annual gross income of $100,000 or (ii) a minimum liquid net worth of $500,000. In addition, a Tennessee investor’s total investment in us shall not exceed 10% of his or her liquid net worth.

Owner Co-Owner 21. Texas: In addition to the suitability standards noted above, Texas residents purchasing shares (i) must have either (a) an annual gross income of at least $100,000 and a net worth of at least $100,000, or (b) a net worth of at least $250,000; and (ii) may not invest more than 10% of their net worth in us. For Texas residents, “net worth” does not include the value of one’s home, home furnishings or automobiles.

I ACKNOWLEDGE RECEIPT OF THE PROSPECTUS, WHETHER OVER THE INTERNET, ON A CD-ROM, A PAPER COPY OR ANY OTHER DELIVERY METHOD. IF A SUBSCRIBER’S SUBSCRIPTION IS ACCEPTED, SIERRA INCOME CORPORATION WILL SEND THE SUBSCRIBER CONFIRMATION OF HIS OR HER PURCHASE AFTER HE OR SHE HAS BEEN ADMITTED AS A STOCKHOLDER.

By signing below, you also acknowledge that:

You do not expect to be able to sell your shares regardless of how we perform.

If you are able to sell your shares, you will likely receive less than your purchase price.

We do not intend to list our shares on any securities exchange during or for what may be a significant time after the offering period, and we do not expect a secondary market in the shares to develop.

Beginning the second quarter of 2013, we intend to implement a share repurchase program, but only a limited number of shares are eligible for repurchase by us. In addition, any such repurchases will be at a price equal to our most recently disclosed net asset value per share immediately prior to the date of repurchase.

You may not have access to the money you invest for an indefinite period of time.

An investment in our shares is not suitable for you if you need access to the money you invest.

Because you will be unable to sell your shares, you will be unable to reduce your exposure in any market downturn.

Distributions may be funded from offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to us for investment. Any capital returned to stockholders through distributions will be distributed after payment of fees and expenses.

Previous distributions to stockholders were funded from temporary fee reductions that are subject to repayment to our Adviser. These distributions were not based on our investment performance and may not continue in the future. If our Adviser had not agreed to make expense support payments, these distributions would have come from your paid in capital. The reimbursement of these payments owed to our Adviser will reduce the future distributions to which you would otherwise be entitled.

Substitute W-9: I HEREBY CERTIFY under penalty of perjury (i) that the taxpayer identification number shown on the Subscription is true, correct and complete, (ii) that I am not subject to backup withholding either (a) I am exempt backup withholding, (b) because I have not been notified that I am subject to backup agreement withholding as a result of a failure to report all interest or distributions, or (c) the Internal Revenue Service has notified me that I am no longer subject to backup withholdings, (iii) I am a U.S. citizen or a U.S. person.

Signature of Investor:

Date:

Signature of Joint Investor or for Qualified Plans, of Trustee/Custodian: Date:

The Subscription Agreement, together with a check made payable to “UMB Bank, N.A., as Agent for Sierra Income Corporation” for the full purchase price, should be delivered or mailed by your Broker-Dealer or Registered Investment Advisor, as applicable, to:

For Paperwork (including the Subscription Agreement):

For Payments (including wires):

Regular Mail Investment Processing Department c/o DST Systems, Inc. P.O. Box 219731 Kansas City, MO 64121-9731 Toll Free: 877.907.1148

Overnight Mail Investment Processing Department c/o DST Systems, Inc. 430 W. 7th Street Kansas City, MO 64105 Toll Free: 877.907.1148

Subscription Agreements may be faxed to: 855.223.2474

Payments may be wired to: UMB Bank, N.A., as Agent for Sierra Income Corporation 1010 Grand Boulevard, 4th Floor Kansas City, MO 64106 ABA #: 101000695 Account #: 9871976289 FAO: (Include Account Title)

11/14

SI0017-P

SIERRA

INCOME OPERATION

ADDITIONAL SUBSCRIPTION

This form may be used by any current investor in Sierra Income Corporation who desires to purchase additional shares of Sierra Income Corporation Investors who acquired shares through a transfer of ownership or transfer of death and wish to make additional investments must complete the Sierra Income Corporation Subscription Agreement.

1. Investment Information

Amount of Subscription:

State of Sale:

Minimum Additional Investment is $500.

Money Orders, Traveler’s Checks, Starter Checks, Foreign Checks, Counter Checks, Third-Party Checks or Cash cannot be accepted.

Shares are being purchased net of commissions

2. Account Number

Account Number:

3. Investor Information - SSN or TIN Required

Please print names in which shares of common stock are registered.

Title Line 1:

Title Line 2:

Primary SSN/TIN:

Secondary SSN/TIN:

Primary Investor is: Individual, Trust/Qualified Plan, Entity, Minor (UGMA/UTMA)

Secondary Investor is: Additional Accountholder, Trustee, Officer/Authorized Signer, Custodian (UGMA/UTMA)

Primary Investor Name:

SSN/TIN:

DOB:

Secondary Investor Name:

SSN/TIN:

DOB:

Please indicate if mailing address has changed since initial investment in Sierra Income Corporation Yes No

If “yes”, please print new address below:

Street Address:

City:

State:

Zip Code:

4. Broker - Dealer and Registered Representative Information

Broker-Dealer Name:

Representative Name:

Rep Number:

Representative’s Firm Name:

Branch ID:

Representative’s Address:

Representative’s City:

State:

Zip Code:

Representative’s Phone:

Representative’s Fax Number:

Representative’s E-mail Address:

This Subscription was made as follows:

Through a participating Broker-Dealer

Through a participating RIA* unaffiliated with a participating Broker-Dealer Shares are being purchased net of commissions

*RIAs must first execute a firm level RIA Placement Agreement with SC Distributors (the Dealer Manager for Sierra Income Corporation) before conducting business. To obtain an RIA Placement Agreement or for additional questions please contact SC Distributors at: 877-907-1148.

Over Please

4. Broker - Dealer and Registered Representative Information, continued

Volume Discount**: The subscriber is a qualifying purchaser and may combine this purchase for the purpose of qualifying for a volume discount.

Account to be combined with:

Investor Name:

Account Number:

SSN/TIN:

**Any combination request will be subject to our verification that the subscriptions to be combined are made by a single qualifying purchaser. Please see “Volume Discounts” section of the prospectus for further information on volume discount qualifications.

Based on the information I obtained from the subscriber regarding the subscriber’s financial situation and investment objectives, I hereby certify to Sierra Income Corporation that I have reasonable grounds for believing that the purchase of the Shares by the Subscriber is a suitable and appropriate investment for this Subscriber.

Signature of Financial Representative:

Date:

(If required by Broker-Dealer)

Branch Manager Signature:

Date:

5. Investor Signatures

By signing below, you represent that you meet the applicable investor suitability standards set forth in the current prospectus, as supplemented, for Sierra Income Corporation (SIC), including (1) the minimum net worth and gross annual income standards and (2) any applicable state specific suitability standards based on your state of residence. You also represent that you are subject to all investor representations set forth in the Subscription Agreement attached to the prospectus as Appendix A.

Signature of Investor:

Date:

Signature of Joint Investor (for qualified accounts):

Date:

Please consult your Financial Representative if you have any material changes which might affect your ability to meet the applicable suitability requirements.

The Subscription Agreement, together with a check made payable to “UMB Bank, N.A., as Agent for Sierra Income Corporation” for the full purchase price, should be delivered or mailed by your Broker-Dealer or Registered Investment Advisor, as applicable, to:

For Paperwork (including the Subscription Agreement):

For Payments (including wires):

Regular Mail Investment Processing Department c/o DST Systems, Inc. P.O. Box 219731 Kansas City, MO 64121-9731 Toll Free: 877.907.1148

Overnight Mail Investment Processing Department c/o DST Systems, Inc. 430 W. 7th Street Kansas City, MO 64105 Toll Free: 877.907.1148

Subscription Agreements may be faxed to: 855.223.2474

Payments may be wired to: UMB Bank, N.A., as Agent for Sierra Income Corporation 1010 Grand Boulevard, 4th Floor Kansas City, MO 64106 ABA #: 101000695 Account #: 9871976289 FAO: (Include Account Title)

11/14

SI0020-H

SIERRA

INCOME CORPORATION

Product 1 Logo

Product 2 Logo

Product 3 Logo

Product 4 Logo

Subscription Agreement

This subscription agreement is not valid for use in AL, AR, KY, MA, MD, NC, NE, NJ and TN.

1. Investment

Amount of Subscription:

State of Sale:

Investment Amount

Minimum Initial Investment for SIC, Product 1, Product 2 & Product 3 Only is $2,000 ($2,500 - New York for Product 1 Only)

Minimum Initial Investment for Product 4 Only is $2,500 Money Orders, Traveler’s Checks, Starter Checks, Foreign Checks, Counter Checks, Third-Party Checks or Cash cannot be accepted.

Sierra Income Corporation (SIC)

Product 1 (Product 1)

Payment will be made with:

Product 2 (Product 2)

Enclosed Checks

Funds Wired

Product 3 (Product 3)

Funds to Follow

Product 4 (Product 4)

Investor hereby (1) acknowledges and agrees that, in the event that Investor subscribes for shares and/or units of SIC and/or Product 1 and/or Product 2 and/or Product 3 and/or Product 4 (each an “Issuer”) pursuant to this subscription agreement, this subscription agreement and the information set forth herein will be provided to each Issuer whose shares and/or units Investor subscribes for and, as necessary, the advisors, agents and affiliates of each such Issuer, and (2) consents to this subscription agreement and the information set forth herein being so provided to each Issuer whose shares and/or units Investor subscribes for.

2. Share Class (Product 1 Only)

Please consult with your financial representative and check one of the following options pertaining to the class of shares you intend to purchase. The Prospectus contains additional information regarding the share classes, including the different fees which are payable with respect to each class.

Class A Shares

Class T Shares

3. Unit Class (Product 2 Only)

Please consult with your financial representative and check one of the following options pertaining to the class of units you intend to purchase. The Prospectus contains additional information regarding the unit classes, including the different fees which are payable with respect to each class.

Class A Units

Class C Units

Class I Units

4. Share Class (Product 3 Only)

Please consult with your financial representative and check one of the following options pertaining to the class of shares you intend to purchase. The Prospectus contains additional information regarding the share classes, including the different fees which are payable with respect to each class.

Class A Shares

Class C Shares

Class I Shares

5. Share Class (Product 4 Only)

Please consult with your financial representative and check one of the following options pertaining to the class of shares you intend to purchase. The Prospectus contains additional information regarding the share classes, including the different fees which are payable with respect to each class.

Class A Shares

Class B Shares

6. Account Type - check one box only

Account Type

Additional Required Documentation

Individual

If TOD, Transfer on Death form

Joint Tenants (WROS)*

Tenants in Common*

If JTWROS TOD, Transfer on Death form

Community Property*

*All parties must sign

Trust

Trustee Certification form or trust documents

Estate

Documents evidencing individuals authorized to act on behalf of estate

Custodial

UGMA: State of:

UTMA: State of:

None

Corporation

C Corp

S Corp

Articles of Incorporation or Corporate Resolution

LLC

LLC Operating Agreement or LLC Resolution

Partnership

Partnership Certification of Powers or Certificate of Limited Partnership

Non-Profit Organization

Formation document or other document evidencing authorized signers

Profit Sharing Plan

Defined Benefit Plan

Pages of plan document that list plan name, date, trustee name(s) and signatures

KEOGH Plan

Traditional IRA

SEP IRA

ROTH IRA

For Inherited IRA indicate Decedent’s name:

Simple IRA

Inherited IRA

Other (Specify)

For Non-Qualified Custodial Accounts and All Qualified Accounts, please complete Section 13

7. Investor Information (SIC, Product 1, Product 2 & Product 3 Only)

Investor #1 Name

SSN/Tax ID

DOB

Investor #2 Name

SSN/Tax ID

DOB

Street Address

City

State

Zip Code

Mailing Address (optional)

City

State

Zip Code

Phone (day)

Phone (evening)

E-mail

US Citizen

US Citizen residing outside the US

Foreign citizen, country:

Check here if you are subject to backup withholding

8. Investment Title - SSN or TIN Required (SIC, Product 1, Product 2 & Product 3 Only)

Please print names in which shares of common stock and/or units are to be registered. Include trust name if applicable. If IRA or qualified plan, include both custodian and investor names and Tax ID Numbers. If same as above, write “Same.” (This is the name that will appear on your statement.)

Title Line 1

Title Line 2

SSN/TIN

9. Individual or Joint Account (Product 4 Only)

For joint accounts, the Social Security number of the primary account owner will be used for IRS reporting.

Name of primary account owner

Social Security number

Date of birth – MM/DD/YYYY

US residential address (P.O. Box not acceptable) City State ZIP

Mailing address (if different) City State ZIP

Daytime phone number Extension E-mail address

US Citizen Resident alien If resident alien, please provide country of citizenship:

Select one: Employed Not-employed Retired

Occupation Name of employer

Address of employer City State ZIP

If you checked not-employed or retired, please provide source of income:

Name of second joint owner (if any) Social Security number Date of birth – MM/DD/YYYY

US residential address (P.O. Box not acceptable) City State ZIP

US Citizen Resident alien If resident alien, please provide country of citizenship:

Select one: Employed Not-employed Retired

Occupation Name of employer

Address of employer City State ZIP

If you checked not-employed or retired, please provide source of income:

Please attach a separate sheet with the above information for each additional owner.

10. Entity Account (Product 4 Only)

Legal documentation proving the existence of the entity must be presented when establishing one of these account types. (Articles of Incorporation Trust or Plan document.)

For a trust or business account, is the entity engaged in internet gambling or support companies engaged in internet gambling?

* Select one: Yes No

If yes, please explain:

Name of legal entity Social Security number OR Tax ID number

Street address of legal entity (P.O. Box not acceptable) City State ZIP

Mailing address (if different) City State ZIP

Daytime phone number Extension E-mail address

Date of trust agreement (for trusts only) – MM/DD/YYYY

10. Entity Account (Product 4 Only), continued

Name of trustee/authorized signer Social Security number of trustee/authorized signer

Date of birth – MM/DD/YYYY

US residential address (P.O. Box not acceptable) City State ZIP

Mailing address (if different) City State ZIP

Daytime phone number Extension E-mail address

US Citizen Resident alien If resident alien, please provide country of citizenship:

Name of co-trustee/authorized signer

Social Security number of co-trustee/authorized signer Date of birth – MM/DD/YYYY

US residential address (P.O. Box not acceptable) City State ZIP

Mailing address (if different) City State ZIP

Daytime phone number Extension E-mail address

US Citizen Resident alien If resident alien, please provide country of citizenship:

FOR A TRUST ACCOUNT Check here if the grantor/settlor is the same as the trustee

For trust accounts, name of grantor/settlor (if different from trustee)

Social Security number of grantor/settelor Date of birth – MM/DD/YYYY

US residential address (P.O. Box not acceptable) City State ZIP

US Citizen Resident alien If resident alien, please provide country of citizenship:

Please attach a separate sheet with the above information for each additional trustee, grantor/settlor, or authorized signer.

FOR A BUSINESS ACCOUNT (EX: CORPORATION, PARTNERSHIP, ETC.)

Please provide the industry in which the legal entity operates:

For business accounts, please provide a listing of all ultimate beneficial owners or controlling parties which have an interest equal to or greater than 25% (If there are none, write “none” above name or leave blank)

Name Social Security number Date of birth – MM/DD/YYYY

Street address of legal entity (P.O. Box not acceptable) City State ZIP

US Citizen Resident alien If resident alien, please provide country of citizenship:

Name Social Security number

Date of birth – MM/DD/YYYY

Street address of legal entity (P.O. Box not acceptable) City State ZIP

US Citizen Resident alien If resident alien, please provide country of citizenship:

Please attach a separate sheet with the above information for each additional ultimate beneficial owner.

11. UGMA/UTMA Account (Product 4 Only)

If the minor’s Social Security number has been applied for, but not yet received, please include a copy of the Social Security card application (Form-SS5). Unless you indicate otherwise, the account will follow the UGMA/UTMA rules for the minor’s state.

Name of minor Social Security number Date of birth of minor– MM/DD/YYYY

Street address (P.O. Box not acceptable) City State ZIP

US Citizen Resident alien If resident alien, please provide country of citizenship:

Name of custodian Social Security number of custodian Date of birth of custodian– MM/DD/YYYY

US residential address (P.O. Box not acceptable) City State ZIP

Mailing address (if different) City State ZIP

Daytime phone number Extension E-mail address

US Citizen Resident alien If resident alien, please provide country of citizenship:

Select one: Employed Not-employed Retired

Occupation Name of employer

Address of employer City State ZIP

If you checked not-employed or retired, please provide source of income:

12. Retirement/Savings Plan (Product 4 Only)

CUSTODIAN/TRUSTEE

Name of custodian/trustee Tax ID number

US business address City State ZIP

Mailing address (if different) City State ZIP

Daytime phone number Extension E-mail address

PARTICIPANT/EMPLOYEE

Name of participant/employee Social Security number Date of birth – MM/DD/YYYY

US residential address (P.O. Box not acceptable) City State ZIP

US Citizen Resident alien If resident alien, please provide country of citizenship:

Select one: Employed Not-employed Retired

Occupation Name of employer

Address of employer City State ZIP

If you checked not-employed or retired, please provide source of income:

13. Custodian/Trustee Information

> Make checks payable to the custodian and send ALL paperwork directly to the custodian.

Trustee Name

Trustee Address 1

Trustee Address 2

Trustee City State Zip Code

Trustee Telephone Number Trustee Tax Identification Number

Investor’s Account Number with Trustee

Important Note About Proxy Voting: By signing this subscription agreement, Custodian/Trustee authorizes the investor to vote the number of shares of common stock of SIC and/or Product 1 and/or Product 3 and/or Product 4 and/or units of Product 2 that are beneficially owned by the investor as reflected on the records of SIC and/or Product 1 and/or Product 2 and/or Product 3 and/or Product 4 as of the applicable record date at any meeting of the stockholders of SIC and/or Product 1 and/or Product 3 and/or Product 4 and/or unitholders of Product 2. This authorization shall remain in place until revoked in writing by Custodian/Trustee. SIC and/or Product 1 and/or Product 2 and/or Product 3 and/or Product 4 is hereby authorized to notify the investor of his or her right to vote consistent with this authorization.

14. Distribution Information (Choose one or more of the following options)

If you select more than one option you must indicate the percentage of your distribution to be applied to each option and the sum of the allocations must equal 100%. If you do not complete this section, distributions will be paid to the registered owner at the address in Section 7 and/or 9. IRA accounts may not direct distributions without the custodian’s approval.

If you elect to participate in the Distribution Reinvestment Plan, you agree that, if at any time you fail to meet the applicable suitability standards set forth in the then current Prospectus for SIC and/or Product 1 and/or Product 2 and/or Product 3 and/or Product 4, as applicable, you will promptly provide written notification to: SIC and/or Product 1 and/or Product 2 and/or Product 3 and/or Product 4 (as applicable) , c/o DST Systems, Inc, 430 W. 7th Street, Kansas City, MO 64105. This request in no way shifts the responsibility of SIC and/or Product 1 and/or Product 2 and/or Product 3 and/or Product 4’s sponsor, and participating Broker-Dealers and Registered Investment Advisors recommending the purchase of shares and/or units in this offering, to make every reasonable effort to determine that the purchase of shares and/or units in this offering is a suitable and appropriate investment based on information provided by you.

% of Distribution

I prefer to participate in the Distribution Reinvestment Plan, as described in the applicable Prospectus for SIC and/or Product 1 and/or Product 2 and/or Product 3 and/or Product 4

Send distributions via check to investor’s home address (or for Qualified Plans to the address listed in Section 13)

Send distributions via check to the alternate payee listed here (not available for Qualified Plans without custodial approval)

Name

Address

City State Zip Code

Account Number

Direct Deposit (Attach Voided Check) I authorize SIC and/or Product 1 and/or Product 2 and/or Product 3 and/or Product 4 or its agent to deposit my distributions in the checking or savings account identified below. This authority will remain in force until I notify SIC and/or Product 1 and/or Product 2 and/or Product 3 and/or Product 4 in writing to cancel it. In the event that SIC and/or Product 1 and/or Product 2 and/or Product 3 and/or Product 4 deposits funds erroneously into my account, SIC and/or Product 1 and/or Product 2 and/or Product 3 and/or Product 4 is authorized to debit my account for an amount not to exceed the amount of the erroneous deposit.

Checking

Financial Institution Name % of Distribution

Savings

ABA/ Routing Number Account Number

15. Broker - Dealer, Registered Investment Advisor and Financial Representative Information

Broker-Dealer Name

Representative Name Rep Number

Representative’s Firm Name Branch ID

Representative’s Address

Representative’s City State Zip Code

Representative’s Phone Representative’s Fax Number

Representative’s E-mail Address

This Subscription was made as follows:

Shares are being purchased net of up front commissions (Class A shares and/or units only for SIC and/or Product 2 and/or Product 3 and/or Product 4)

Through a participating Broker-Dealer

Through a participating RIA* unaffiliated with a participating Broker-Dealer

*RIAs must first execute a firm level RIA Placement Agreement with SC Distributors (the Dealer Manager for SIC and/or Product 1 and/or Product 2 and/or Product 3 and/or Product 4) before conducting business. To obtain an RIA Placement Agreement or for additional questions please contact SC Distributors at: 877-907-1148.

Volume Discount**: The subscriber is a qualifying purchaser and may combine this purchase for the purpose of qualifying for a volume discount.

Account to be combined with:

Investor Name:

Account Number:

SSN/TIN:

**Any combination request will be subject to our verification that the subscriptions to be combined are made by a single qualifying purchaser. Please see “Volume Discounts” section of the prospectus for further information on volume discount qualifications.

Based on the information I obtained from the subscriber regarding the subscriber’s financial situation and investment objectives, I hereby certify to SIC and/or Product 1 and/or Product 2 and/or Product 3 and/or Product 4 that I have reasonable grounds for believing that the purchase of the shares by the Subscriber is a suitable and appropriate investment for this Subscriber.

Financial Representative Signature Date

(If required by Broker-Dealer) Date

Branch Manager Signature

16. Limited Liability Company Agreement (Product 2 & Product 3 Only)

By executing the Subscription Agreement, the undersigned hereby agrees to be bound by the terms of the limited liability operating agreement and any amendments or supplements thereto or cancellations thereof and authorizes Product 2 and/or Product 3 to make all filings of any and all certificates, instruments, agreements or other documents, whether related to the limited liability agreement or otherwise, as may be required or advisable under the laws of the State of Delaware.

17. Electronic Delivery (Optional)

Instead of receiving paper copies of the Prospectus for SIC and/or Product 1 and/or Product 4, and Prospectus supplements, annual reports, proxy statements, and other stockbroker communications and reports, you may elect to receive electronic delivery of stockholder communications from SIC and/or Product 1 and/ or Product 4. If you would like to consent to electronic delivery, including pursuant to CD-ROM or electronic mail, please sign and return this election with your Subscription Agreement.

By signing below, I acknowledge and agree that I will not receive paper copies of any stockholder communications unless (i) I notify SIC and/or Product 1 and/ or Product 4 that I am revoking this election with respect to all stockholder communications or (ii) I specifically request that SIC and/or Product 1 and/or Product 4 send a paper copy of a particular stockholder communications to me. SIC and/or Product 1 and/or Product 4 has advised me that I have the right to revoke this election at any time and receive all stockholder communications as paper copies through the mail. I also understand that I have the right to request a paper copy of any stockholder communication.

By electing electronic delivery, I understand that I may incur certain costs associated with spending time online and downloading and printing stockholder communications and I may be required to download software to read documents delivered in electronic format. Electronic delivery also involves risks related to system or network outages that could impair my timely receipt of or access to stockholder communications.

For Product 2 and/or Product 3 only, instead of receiving paper copies of the Prospectus, Prospectus supplements, annual reports, proxy statements, and other unitholder communications and reports, you may elect to receive electronic delivery of unitholder communications from Product 2 and/or Product 3. If you would like to consent to electronic delivery please visit our website at www.Product2.com and/or www.Product3.com.

Electronic Delivery Acknowledgement Only Signature of Investor: Date:

Signature of Joint Investor: Date:

E-mail: (If blank - email from Section 7 and/or 9 will be used)

18. Subscriber Signatures for Product 1

Please separately initial each of the representations below. Except in the case of fiduciary, you may not grant any person or power of attorney to make such representations on your behalf. I hereby acknowledge and/or represent the following:

Owner Co-Owner 1. I (we) have received the final Prospectus of Product 1 at least five business days before signing the Subscription Agreement.

Owner Co-Owner 2. I (we) have (i) a minimum net worth (exclusive of home, home furnishings and personal automobiles) of at least $250,000 or (ii) a minimum net worth (as previously described) of at least $70,000 and a minimum annual gross income of at least $70,000, and, if applicable, I meet the higher net worth and gross income requirements imposed by my (our) state of primary residence as set forth in the Prospectus under “Suitability Standards.” I (we) will not purchase additional shares unless I (we) meet the applicable suitability requirements set forth in the Prospectus at the time of purchase.

Owner Co-Owner 3. I (we) acknowledge that there is no public market for the shares and, thus, my investment in shares is not liquid.

Owner Co-Owner 4. I (we) am/are purchasing the shares for the account referenced above.

Owner Co-Owner 5. I (we) acknowledge that I (we) will not be admitted as a stockholder until my (our) investment has been accepted. The acceptance process includes, but is not limited to, reviewing the Subscription Agreement for completeness and signatures, conducting an Anti-Money Laundering check as required by the USA Patriot Act and payment of the full purchase price of the shares.

Owner Co-Owner 6. Iowa: In addition to the general suitability standards listed above, an Iowa investor must have either (a) a minimum net worth of $300,000 (exclusive of home, auto and furnishings) or (b) a minimum annual income of $70,000 and a net worth of $100,000 (exclusive of home, auto and furnishings). In addition, Iowa recommends that an investor’s total investment in this offering or any of its affiliates and any other non exchange traded REIT, not exceed 10% of the Iowa resident’s liquid net worth. “Liquid net worth” for purposes of this investment shall consist of cash, cash equivalents and readily marketable securities.

Owner Co-Owner 7. Kansas: It is recommended by the Office of the Securities Commissioner of Kansas that investors limit their aggregate investment in our securities and the securities of other non-traded real estate investment trusts to not more than 10% of their liquid net worth. For these purposes, liquid net worth shall be defined as that portion of total net worth (total assets minus liabilities) that is comprised of cash, cash equivalents, and readily marketable securities, as determined in conformity with Generally Acceptable Accounting Principles.

Owner Co-Owner 8. Maine: In addition to the suitability standards noted above, the Maine Office of Securities recommends that an investor’s aggregate investment in this offering and similar direct participation investments not exceed 10% of the investor’s liquid net worth. For this purpose, “liquid net worth” is defined as that portion of net worth that consists of cash, cash equivalents, and readily marketable securities.

Owner Co-Owner 9. Missouri: In addition to the general suitability requirements listed above, no more than ten percent (10%) of any investor’s liquid net worth shall be invested in the securities registered by the Issuer for this offering with the Securities Division.

Owner Co-Owner 10. New Mexico: In addition to the general suitability standards listed above, a New Mexico investor may not invest more than 10% of their liquid net worth in us, our affiliates and other non-traded real estate investment programs.

Owner Co-Owner 11. North Dakota: North Dakota investors must represent that, in addition to the stated net income and net worth standards, they have a net worth of at least ten times their investment in us.

Owner Co-Owner 12. Ohio: It shall be unsuitable for an Ohio investor’s aggregate investment in shares of the issuer, affiliates of the issuer, and in other non-traded real estate investment trusts to exceed ten percent (10%) of his or her liquid net worth. “Liquid net worth” shall be defined as that portion of net worth (total assets exclusive of primary residence, home furnishings, and automobiles minus total liabilities) that is comprised of cash, cash equivalents, and readily marketable securities.

Owner Co-Owner 13. Oregon: In addition to the minimum suitability standards described above, an Oregon resident may not exceed ten percent (10%) of the Oregon resident’s liquid net worth in us and our affiliates.

I ACKNOWLEDGE RECEIPT OF THE PROSPECTUS, WHETHER OVER THE INTERNET, ON A CD-ROM, A PAPER COPY OR ANY OTHER DELIVERY METHOD. IF A SUBSCRIBER’S SUBSCRIPTION IS ACCEPTED, PRODUCT 1 WILL SEND THE SUBSCRIBER CONFIRMATION OF HIS OR HER PURCHASE AFTER HE OR SHE HAS BEEN ADMITTED AS A STOCKHOLDER.

Substitute W-9: I HEREBY CERTIFY under penalty of perjury (i) that the taxpayer identification number shown on the Subscription is true, correct and complete, (ii) that I am not subject to backup withholding either (a) I am exempt from backup withholding, (b) because I have not been notified that I am subject to backup withholding as a result of a failure to report all interest or distributions, or (c) the Internal Revenue Service has notified me that I am no longer subject to backup withholdings and (iii) I am a U.S. citizen or a U.S. person.

Signature of Investor: Date:

Signature of Joint Investor or for Qualified Plans, of Trustee/Custodian: Date:

19. Subscriber Signatures for SIC

Please separately initial each of the representations below. Except in the case of fiduciary, you may not grant any person or power of attorney to make such representations on your behalf. I hereby acknowledge and/or represent the following:

Owner Co-Owner 1. I have received the final Prospectus of SIC at least five business days before signing the Subscription Agreement.

Owner Co-Owner 2. I have (i) a minimum net worth (exclusive of home, home furnishings and personal automobiles) of at least $250,000 or (ii) a minimum net worth (as previously described) of at least $70,000 and a minimum annual gross income of at least $70,000, and, if applicable, I meet the higher net worth and gross income requirements imposed by my state of primary residence as set forth in the Prospectus under “Suitability Standards.” I will not purchase additional shares unless I meet the applicable suitability requirements set forth in the Prospectus at the time of purchase.

Owner Co-Owner 3. I acknowledge that there is no public market for the shares and, thus, my investment in shares is not liquid.

Owner Co-Owner 4. I am purchasing the shares for the account referenced above.

Owner Co-Owner 5. I acknowledge that I will not be admitted as a stockholder until my investment has been accepted. The acceptance process includes, but is not limited to, reviewing the Subscription Agreement for completeness and signatures, conducting an Anti-Money Laundering check as required by the USA Patriot Act and payment of the full purchase price of the shares.

Owner Co-Owner 6. California: In addition to the suitability standards noted above, a California investor’s total investment in us shall not exceed 10% of his or her net worth.

Owner Co-Owner 7. Iowa: In addition to the suitability standards noted above, an Iowa investor’s total investment in us shall not exceed 10% of his or her liquid net worth. Liquid net worth is that portion of an investor’s net worth that consists of cash, cash equivalents and readily marketable securities.

Owner Co-Owner 8. Kansas: In addition to the suitability standards noted above, it is recommended by the Office of the Kansas Securities Commissioner that Kansas investors not invest, in the aggregate, more than 10% of their liquid net worth in this and other non-traded business development companies. Liquid net worth is defined as that portion of net worth which consists of cash, cash equivalents and readily marketable securities.

Owner Co-Owner 9. Maine: In addition to the suitability standards noted above, the Maine Office of Securities recommends that an investor’s aggregate investment in this offering and similar direct participation investments not exceed 10% of the investor’s liquid net worth. For this purpose, “liquid net worth” is defined as that portion of net worth that consists of cash, cash equivalents, and readily marketable securities.

Owner Co-Owner 10. New Mexico: In addition to the suitability standards noted above, a New Mexico resident’s investment should not exceed 10% of his or her liquid net worth in this and other non-traded business development companies. Liquid net worth is defined as that portion of net worth which consists of cash, cash equivalents and readily marketable securities.

19. Subscriber Signatures for SIC, continued

Owner Co-Owner 11. North Dakota: In addition to the suitability standards noted above, North Dakota requires that shares may only be sold to residents of North Dakota that represent they have a net worth of at least ten times their investment in the issuer and its affiliates and that they meet one of the established suitability standards.

Owner Co-Owner 12. Oklahoma: In addition to the suitability standards noted above, an Oklahoma investor must limit his or her investment in SIC to 10% of his or her net worth (excluding home, furnishings, and automobiles.)

Owner Co-Owner 13. Ohio: In addition to the suitability standards noted above, it shall be unsuitable for an Ohio investor’s aggregate investment in shares of the issuer, affiliates of the issuer, and in other non-traded business development programs to exceed ten percent (10%) of his or her liquid net worth. “Liquid net worth” shall be defined as that portion of net worth (total assets exclusive of home, home furnishings, and automobiles minus total liabilities) that is comprised of cash, cash equivalents, and readily marketable securities.

Owner Co-Owner 14. Oregon: In addition to the suitability standards noted above, an Oregon investor must limit his or her investment in SIC to 10% of his or her net worth (excluding home, furnishings, and automobiles).

Owner Co-Owner 15. Texas: In addition to the suitability standards noted above, Texas residents purchasing shares (i) must have either (a) an annual gross income of at least $100,000 and a net worth of at least $100,000, or (b) a net worth of at least $250,000; and (ii) may not invest more than 10% of their net worth in us. For Texas residents, “net worth” does not include the value of one’s home, home furnishings or automobiles.

I ACKNOWLEDGE RECEIPT OF THE PROSPECTUS, WHETHER OVER THE INTERNET, ON A CD-ROM, A PAPER COPY OR ANY OTHER DELIVERY METHOD. IF A SUBSCRIBER’S SUBSCRIPTION IS ACCEPTED, SIC WILL SEND THE SUBSCRIBER CONFIRMATION OF HIS OR HER PURCHASE AFTER HE OR SHE HAS BEEN ADMITTED AS A STOCKHOLDER.

By signing below, you also acknowledge that:

You do not expect to be able to sell your shares regardless of how we perform.

If you are able to sell your shares, you will likely receive less than your purchase price.

We do not intend to list our shares on any securities exchange during or for what may be a significant time after the offering period, and we do not expect a secondary market in the shares to develop.

Beginning the second quarter of 2013, we intend to implement a share repurchase program, but only a limited number of shares are eligible for repurchase by us. In addition, any such repurchases will be at a price equal to our most recently disclosed net asset value per share immediately prior to the date of repurchase.

You may not have access to the money you invest for an indefinite period of time.

An investment in our shares is not suitable for you if you need access to the money you invest.

Because you will be unable to sell your shares, you will be unable to reduce your exposure in any market downturn.

Distributions may be funded from offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to us for investment. Any capital returned to stockholders through distributions will be distributed after payment of fees and expenses.

Previous distributions to stockholders were funded from temporary fee reductions that are subject to repayment to our Adviser. These distributions were not based on our investment performance and may not continue in the future. If our Adviser had not agreed to make expense support payments, these distributions would have come from your paid in capital. The reimbursement of these payments owed to our Adviser will reduce the future distributions to which you would otherwise be entitled.

Substitute W-9: I HEREBY CERTIFY under penalty of perjury (i) that the taxpayer identification number shown on the Subscription is true, correct and complete, (ii) that I am not subject to backup withholding either (a) I am exempt from backup withholding, (b) because I have not been notified that I am subject to backup withholding as a result of a failure to report all interest or distributions, or (c) the Internal Revenue Service has notified me that I am no longer subject to backup withholdings and (iii) I am a U.S. citizen or a U.S. person.

Signature of Investor: Date:

Signature of Joint Investor or for Qualified Plans, of Trustee/Custodian: Date:

20. Subscriber Signatures for Product 2

Please separately initial each of the representations below. Except in the case of fiduciary accounts, you may not grant any person or power of attorney to make such representations on your behalf. I hereby acknowledge and/or represent the following:

Owner Co-Owner 1. A copy of the prospectus of Product 2 has been delivered or made available to me. In addition, I acknowledge that from time to time following the escrow period, the purchase price per unit may change and I can access this information through Product 2’s website.

Owner Co-Owner 2. I have (i) a minimum net worth (exclusive of home, home furnishings and personal automobiles) of at least $250,000 or (ii) a minimum net worth (as previously described) of at least $70,000 and a minimum annual gross income of at least $70,000, and, if applicable, I meet the higher net worth and gross income requirements imposed by my state of primary residence as set forth in the Prospectus under “Suitability Standards.”

Owner Co-Owner 3. I acknowledge that there is no public market for the units and, thus, my investment in units is not liquid.

Owner Co-Owner 4. I am purchasing the units for the account referenced above.

Owner Co-Owner 5. I acknowledge that I will not be admitted as a unitholder until my investment has been accepted. The acceptance process includes, but is not limited to, reviewing the Subscription Agreement for completeness and signatures, conducting an Anti-Money Laundering check as required by the USA Patriot Act and payment of the full purchase price of the units.

Owner Co-Owner 6. California: In addition to the minimum suitability standards described above, a California investor must have either: (i) a minimum net worth of $350,000 (exclusive of home, auto and furnishings); or (ii) a minimum annual gross income of $85,000 and a net worth of $150,000 (exclusive of home, auto and furnishings). In addition, a California investor’s maximum investment in the issuer may not exceed 10% of such investor’s net worth.

Owner Co-Owner 7. Iowa: In addition to the minimum suitability standards described above, the state of Iowa requires that each Iowa investor limit his or her investment in the issuer to a maximum of 10% of his or her liquid net worth, which is defined as cash and/or cash equivalents.

Owner Co-Owner 8. Kansas: In addition to the minimum suitability standards described above, it is recommended by the Office of the Kansas Securities Commissioner that Kansas investors not invest, in the aggregate, more than 10% of their liquid net worth in the issuer and other non-traded business development companies. Liquid net worth is defined as that portion of total net worth (total assets minus total liabilities) that is comprised of cash, cash equivalents and readily marketable securities, as determined in conformity with GAAP.

Owner Co-Owner 9. Maine: In addition to the minimum suitability requirements, it is recommended that Maine investors limit their investment in the issuer and in the securities of similar programs to not more than 10% of their liquid net worth. For this purpose, “liquid net worth” is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities.

Owner Co-Owner 10. New Mexico: In addition to the minimum suitability standards described above, a New Mexico investor’s maximum investment in the issuer may not exceed 10% of such investor’s liquid net worth.

Owner Co-Owner 11. North Dakota: In addition to the minimum suitability standards described above, North Dakota investors must represent that, in addition to the standards listed above, they have a net worth of at least ten times their investment in the issuer.

Owner Co-Owner 12. Ohio: In addition to the minimum suitability standards described above, an Ohio investor must have a liquid net worth of at least ten times such Ohio resident’s investment in the issuer, the issuer’s affiliates and in other non-traded business development companies. Liquid net worth is defined as that portion of net worth (total assets exclusive of home, home furnishings, and automobiles minus total liabilities) that is comprised of cash, cash equivalents, and readily marketable securities.

Owner Co-Owner 13. Oklahoma: In addition to the minimum suitability standards described above, an Oklahoma resident’s investment in the issuer must not exceed ten percent (10%) of their liquid net worth.

20. Subscriber Signatures for Product 2, continued

Owner Co-Owner 14. Oregon: In addition to the minimum suitability standards described above, Oregon investors must have a net worth of at least ten times their investment in the issuer.

Owner Co-Owner 15. Texas: Texas residents purchasing units (i) must have either (a) an annual gross income of at least $100,000 and a net worth of at least $100,000, or (b) a net worth of at least $250,000; and (ii) may not invest more than 10% of their net worth in the issuer, the issuer’s affiliates and in other non-traded business development companies. For Texas residents, “net worth” does not include the value of one’s home, home furnishings or automobiles.

I ACKNOWLEDGE RECEIPT OF THE PROSPECTUS, WHETHER OVER THE INTERNET, ON A CD-ROM, A PAPER COPY OR ANY OTHER DELIVERY METHOD. IF MY SUBSCRIPTION IS ACCEPTED, PRODUCT 2 WILL SEND ME CONFIRMATION OF MY PURCHASE AFTER I HAVE BEEN ADMITTED AS A UNITHOLDER. NO SALE OF UNITS OF PRODUCT 2 MAY BE COMPLETED UNTIL AT LEAST FIVE BUSINESS DAYS AFTER I RECEIVE THE FINAL PROSPECTUS.

The undersigned hereby applies to purchase units in PRODUCT 2 in accordance with the terms and conditions of the limited liability company operating agreement attached as Exhibit A to the Prospectus.

Substitute W-9: I HEREBY CERTIFY under penalty of perjury (i) that the taxpayer identification number shown on the Subscription is true, correct and complete, (ii) that I am not subject to backup withholding either (a) I am exempt from backup withholding, (b) because I have not been notified that I am subject to backup withholding as a result of a failure to report all interest or distributions, or (c) the Internal Revenue Service has notified me that I am no longer subject to backup withholdings, and (iii) I am a U.S. citizen or a U.S. person.

Signature of Investor: Date:

Signature of Joint Investor or for Qualified Plans, of Trustee/Custodian: Date:

21. Subscriber Signatures for Product 3

Please separately initial each of the representations below. Except in the case of fiduciary accounts, you may not grant any person or power of attorney to make such representations on your behalf. I hereby acknowledge and/or represent the following:

Owner Co-Owner 1. A copy of the prospectus of Product 3 has been delivered or made available to me. In addition, I acknowledge that from time to time following the escrow period, the purchase price per share may change and I can access this information through Product 3’s website.

Owner Co-Owner 2. I have (i) a minimum net worth (exclusive of home, home furnishings and personal automobiles) of at least $250,000 or (ii) a minimum net worth (as previously described) of at least $70,000 and a minimum annual gross income of at least $70,000, and, if applicable, I meet the higher net worth and gross income requirements imposed by my state of primary residence as set forth in the Prospectus under “Suitability Standards.”

Owner Co-Owner 3. I acknowledge that there is no public market for the shares and, thus, my investment in shares is not liquid.

Owner Co-Owner 4. I am purchasing the shares for the account referenced above.

Owner Co-Owner 5. I acknowledge that I will not be admitted as a shareholder until my investment has been accepted. The acceptance process includes, but is not limited to, reviewing the Subscription Agreement for completeness and signatures, conducting an Anti-Money Laundering check as required by the USA Patriot Act and payment of the full purchase price of the shares.

Owner Co-Owner 6. California: In addition to the minimum suitability standards listed above, a California investor’s maximum investment in the Issuer may not exceed 10% of such investor’s net worth.

Owner Co-Owner 7. Iowa: In addition to the minimum suitability standards described above, the state of Iowa requires that each Iowa investor limit his or her investment in the Issuer to a maximum of 10% of his or her liquid net worth, which is defined as cash or cash equivalents. An Iowa investor must have either (i) a net worth (not including home, furnishings and personal automobiles) of $100,000 and an annual gross income of at least $100,000 or (ii) a net worth of at least $350,000 (not including home, furnishings and personal automobiles).

21. Subscriber Signatures for Product 3, continued

Owner Co-Owner 8. Kansas: In addition to the minimum suitability standards described above, it is recommended by the Office of the Securities Commissioner that Kansas investors limit their aggregate investment in our securities and other non-traded business development companies to no more than 10% of their liquid net worth. For these purposes, liquid net worth shall be defined as that portion of total net worth (total assets minus liabilities) that is comprised of cash, cash equivalents and readily marketable securities, as determined in conformity with generally accepted accounting principles.

Owner Co-Owner 9. Maine: In addition to the minimum suitability standards described above, it is recommended that Maine investors limit their investment in us and in the securities of similar programs to not more than 10% of their liquid net worth. For this purpose, “liquid net worth” is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities.

Owner Co-Owner 10. New Mexico: In addition to the minimum suitability standards described above, an investment by a New Mexico resident may not exceed ten percent (10%) of the New Mexico resident’s liquid net worth in us, our affiliates and other similar non-traded direct participation programs.

Owner Co-Owner 11. North Dakota: In addition to the minimum suitability standards described above, North Dakota investors must represent that they have a net worth of at least ten times their investment in us.

Owner Co-Owner 12. Oklahoma: In addition to the minimum suitability standards described above, an investment by Oklahoma investors should not exceed 10% of their net worth (not including home, home furnishings and automobiles).

Owner Co-Owner 13. Oregon: In addition to the minimum suitability standards described above, an investment by an Oregon resident may not exceed 10 percent (10%) of the Oregon resident’s liquid net worth.

I ACKNOWLEDGE RECEIPT OF THE PROSPECTUS, WHETHER OVER THE INTERNET, ON A CD-ROM, A PAPER COPY OR ANY OTHER DELIVERY METHOD. IF MY SUBSCRIPTION IS ACCEPTED, PRODUCT 3 WILL SEND ME CONFIRMATION OF MY PURCHASE AFTER I HAVE BEEN ADMITTED AS A SHAREHOLDER. NO SALE OF SHARES OF PRODUCT 3 MAY BE COMPLETED UNTIL AT LEAST FIVE BUSINESS DAYS AFTER YOU RECEIVE THE PROSPECTUS.

The undersigned hereby applies to purchase shares in PRODUCT 3 in accordance with the terms and conditions of the limited liability company operating agreement attached as Exhibit A to the Prospectus.

Substitute W-9: I HEREBY CERTIFY under penalty of perjury (i) that the taxpayer identification number shown on the Subscription is true, correct and complete, (ii) that I am not subject to backup withholding either (a) I am exempt from backup withholding, (b) because I have not been notified that I am subject to backup withholding as a result of a failure to report all interest or distributions, or (c) the Internal Revenue Service has notified me that I am no longer subject to backup withholdings, and (iii) I am a U.S. citizen or a U.S. person.

Signature of Investor: Date:

Signature of Joint Investor or for Qualified Plans, of Trustee/Custodian: Date:

22. Subscriber Signatures for Product 4

Please separately initial each of the representations below. Except in the case of fiduciary accounts, you may not grant any person or power of attorney to make such representations on your behalf. I hereby acknowledge and/or represent the following:

Owner Co-Owner 1. I have received the final Prospectus of Product 4 at least five business days before signing the Subscription Agreement. In addition, I acknowledge that after the end of each business day following the escrow period, I can access the NAV per share for each class of shares through Product 4’s website and toll-free automated telephone line.

Owner Co-Owner 2. I have (i) a minimum net worth (exclusive of home, home furnishings and personal automobiles) of at least $250,000 or (ii) a minimum net worth (as previously described) of at least $70,000 and a minimum annual gross income of at least $70,000, and, if applicable, I meet the higher net worth and gross income requirements imposed by my state of primary residence as set forth in the Prospectus under “Suitability Standards.” In addition, not more than 10% of my net worth will be invested in shares of Product 4, with net worth being defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities.

22. Subscriber Signatures for Product 4, continued

Owner Co-Owner 3. I acknowledge that there is no public market for the shares and, thus, my investment in shares is not liquid.

Owner Co-Owner 4. I am purchasing the shares for the account referenced above.

Owner Co-Owner 5. I acknowledge that I will not be admitted as a stockholder until my investment has been accepted. The acceptance process includes, but is not limited to, reviewing the Subscription Agreement for completeness and signatures, conducting an Anti-Money Laundering check as required by the USA Patriot Act and payment of the full purchase price of the shares.

Owner Co-Owner 6. Iowa: In addition to the suitability standards noted above, it is recommended by the Iowa Securities Bureau that Iowa investors limit their aggregate investment in us and other non-traded real estate investment trusts to not more than 10% of their liquid net worth, with liquid net worth being defined as that portion of total net worth that consists of cash, cash equivalents and readily marketable securities.

Owner Co-Owner 7. Kansas: In addition to the suitability standards noted above, it is recommended by the Office of the Kansas Securities Commissioner that purchasers residing in Kansas limit their aggregate investment in the securities of Product 4 and other non-traded real estate investment trusts to not more than 10% of their liquid net worth, with liquid net worth being defined as that portion of total net worth that consists of cash, cash equivalents and readily marketable securities.

Owner Co-Owner 8. New Mexico: In addition to the suitability standards noted above, purchasers residing in New Mexico may not invest more than 10% of their liquid net worth in Product 4’s shares, shares of Product 4’s affiliates and other non-traded real estate programs, with liquid net worth being defined as that portion of net worth that is comprised of cash, cash equivalents and readily marketable securities.

Owner Co-Owner 9. Ohio: In addition to the suitability standards noted above, purchasers residing in Ohio may not invest more than 10% of their liquid net worth in Product 4’s shares, shares of Product 4’s affiliates and other non-traded real estate investment programs, with liquid net worth being defined as that portion of net worth that is comprised of cash, cash equivalents and readily marketable securities (less liabilities).

I ACKNOWLEDGE RECEIPT OF THE PROSPECTUS, WHETHER OVER THE INTERNET, ON A CD-ROM, A PAPER COPY OR ANY OTHER DELIVERY METHOD. IF MY SUBSCRIPTION IS ACCEPTED, PRODUCT 4 WILL SEND ME CONFIRMATION OF MY PURCHASE AFTER I HAVE BEEN ADMITTED AS A STOCKHOLDER.

Substitute IRS Form W-9 (required for U.S. investors only): I HEREBY CERTIFY under penalty of perjury (i) that the taxpayer identification number shown on this Subscription Agreement is my correct tax payer identification number, (ii) unless the box below is checked, I am not subject to backup withholding because a) I am exempt from backup withholding; or b) the Internal Revenue Service (IRS) has not notified me that I am subject to backup withholding as a result of failure to report all interest or dividends; or c) the IRS has notified me that I am no longer subject to backup withholding; and (iii) I am a U.S. citizen or other U.S. person.

Please check this box only if you are subject to backup withholding. Please include a copy of the notification letter you received from the IRS. The Internal Revenue Service does not require your consent to any provision of this document other than the certifications to avoid backup withholding.

Signature of Investor: Date:

Signature of Joint Investor or for Qualified Plans, of Trustee/Custodian: Date:

MAILING/PAYMENT INSTRUCTIONS

PLEASE NOTE: Only original, completed copies of the Subscription Agreement can be accepted. We cannot accept photocopied or otherwise duplicated Subscription Agreements. Faxes of original documents will also be accepted but the original documents must be retained and made available upon request by the fund sponsor.

PRODUCT 1 INVESTORS: The Subscription Agreement, together with a check made payable to “Product 1” for the full purchase price, should be delivered or mailed by your Broker-Dealer or Registered Investment Advisor, as applicable, to:

Regular Mail Investment Processing Department c/o DST Systems, Inc. P.O. Box 219731 Kansas City, MO 64121-9731 Toll Free: 888.292.3178

Overnight Mail Investment Processing Department c/o DST Systems, Inc. 430 W. 7th Street Kansas City, MO 64105 Toll Free: 888.292.3178

Subscription Agreements may be faxed to: 855.223.2474

Payment may be wired to: UMB Bank, N.A. 1010 Grand Boulevard, 4th Floor Kansas City, MO 64106 ABA #: 101000695 Account #: XXXXXXXXX FAO: (Include Account Title)

PRODUCT 1 INVESTORS IN PENNSYLVANIA: For Pennsylvania investors; until we have raised the minimum offering amount required in the state of Pennsylvania; the Subscription Agreement, together with a check made payable to “UMB Bank, N.A., as Escrow Agent for Product 1” for the full purchase price, should be delivered by your Broker-Dealer or Registered Investment Advisor, as applicable, to the UMB Bank address below. Please refer to the “Notice to Residents of Pennsylvania Only” section of the Prospectus for additional information regarding the Pennsylvania escrow requirements.

Regular Mail UMB Bank, N.A. as Escrow Agent for Product 1 c/o DST Systems, Inc. P.O. Box 219731 Kansas City, MO 64121-9731 Toll Free: 888.292.3178

Overnight Mail UMB Bank, N.A. as Escrow Agent for Product 1 c/o DST Systems, Inc. 430 W. 7th Street Kansas City, MO 64105 Toll Free: 888.292.3178

Subscription Agreements may be faxed to: 855.223.2474

Payment may be wired to: UMB Bank, N.A. as Escrow Agent for “Product 1” 1010 Grand Boulevard, 4th Floor Kansas City, MO 64106 ABA #: 101000695 Account #: XXXXXXXXXX FAO: (Include Account Title)

SIC INVESTORS: The Subscription Agreement, together with a check made payable to “Sierra Income Corporation” for the full purchase price, should be delivered or mailed by your Broker-Dealer or Registered Investment Advisor, as applicable, to:

Regular Mail Investment Processing Department c/o DST Systems, Inc. P.O. Box 219731 Kansas City, MO 64121-9731 Toll Free: 888.292.3178

Overnight Mail Investment Processing Department c/o DST Systems, Inc. 430 W. 7th Street Kansas City, MO 64105 Toll Free: 888.292.3178

Subscription Agreements may be faxed to: 855.223.2474

Payment may be wired to: UMB Bank, N.A. 1010 Grand Boulevard, 4th Floor Kansas City, MO 64106 ABA #: 101000695 Account #: 9871976289 FAO: (Include Account Title)

PRODUCT 2 INVESTORS: The Subscription Agreement, together with a check made payable to “Product 2” for the full purchase price, should be delivered or mailed by your Broker-Dealer or Registered Investment Advisor, as applicable, to:

Regular Mail Investment Processing Department c/o DST Systems, Inc. P.O. Box 219731 Kansas City, MO 64121-9731 Toll Free: 888.292.3178

Overnight Mail Investment Processing Department c/o DST Systems, Inc. 430 W. 7th Street Kansas City, MO 64105 Toll Free: 888.292.3178

Subscription Agreements may be faxed to: 855.223.2474

Payment may be wired to: UMB Bank, N.A. 1010 Grand Boulevard, 4th Floor Kansas City, MO 64106 ABA #: 101000695 Account #: XXXXXXXXX FAO: (Include Account Title)

PRODUCT 2 IN PENNSYLVANIA: Until we have raised the minimum offering amount required in the state of Pennsylvania, the Subscription Agreement, together with a check made payable to “UMB Bank, N.A., as Escrow Agent for Product 2” for the full purchase price, should be delivered by your Broker-Dealer or Registered Investment Advisor, as applicable, to the UMB Bank address below. Please refer to the “Notice to Residents of Pennsylvania Only” section of the Prospectus for additional information regarding the Pennsylvania escrow requirements.

Regular Mail UMB Bank, N.A. as Escrow Agent for Product 2 c/o DST Systems, Inc. P.O. Box 219731 Kansas City, MO 64121-9731 Toll Free: 888.292.3178

Overnight Mail UMB Bank, N.A. as Escrow Agent for Product 2 c/o DST Systems, Inc. 430 W. 7th Street Kansas City, MO 64105 Toll Free: 888.292.3178

Subscription Agreements may be faxed to: 855.223.2474

Payment may be wired to: UMB Bank, N.A., as Escrow Agent for Product 2 1010 Grand Boulevard, 4th Floor Kansas City, MO 64106 ABA #: 101000695 Account #: XXXXXXXXX FAO: (Include Account Title)

11/14 SC0183-C

MAILING/PAYMENT INSTRUCTIONS, continued

PRODUCT 3 INVESTORS: Once the applicable minimum offering amount has been raised for Product 3, the Subscription Agreement, together with a check for the portion of your purchase that is for Product 3, can be included as a check made payable to Product 3 or wired to:

Regular Mail Investment Processing Department c/o DST Systems, Inc. P.O. Box 219731 Kansas City, MO 64121-9731 Toll Free: 888.292.3178

Overnight Mail Investment Processing Department c/o DST Systems, Inc. 430 W. 7th Street Kansas City, MO 64105 Toll Free: 888.292.3178

Subscription Agreements may be faxed to: 855.223.2474

Payment may be wired to: UMB Bank, N.A. 1010 Grand Boulevard, 4th Floor Kansas City, MO 64106 ABA #: 101000695 Account #: XXXXXXXXX FAO: (Include Account Title)

PRODUCT 3 INVESTORS IN PENNSYLVANIA AND WASHINGTON: Until we have raised the minimum offering amount required in the state of Pennsylvania or for Washington investors, the Subscription Agreement, together with a check made payable to “UMB Bank, N.A., as Escrow Agent for Product 3” for the full purchase price, should be delivered by your Broker-Dealer or Registered Investment Advisor, as applicable, to the UMB Bank address below. Please refer to the “Notice to Residents of Pennsylvania Only” section or the “Notice to Residents of Washington Only” of the Prospectus for additional information regarding the Pennsylvania and Washington escrow requirements.

Regular Mail UMB Bank, N.A. as Escrow Agent for Product 3 c/o DST Systems, Inc. P.O. Box 219731 Kansas City, MO 64121-9731 Toll Free: 888.292.3178

Overnight Mail UMB Bank, N.A. as Escrow Agent for Product 3 c/o DST Systems, Inc. 430 W. 7th Street Kansas City, MO 64105 Toll Free: 888.292.3178

Subscription Agreements may be faxed to: 855.223.2474

Payment may be wired to: UMB Bank, N.A., as Escrow Agent for Product 3 1010 Grand Boulevard, 4th Floor Kansas City, MO 64106 ABA #: 101000695 Account #: XXXXXXXXX FAO: (Include Account Title)

PRODUCT 4 INVESTORS: Once the applicable minimum offering amount has been raised for Product 4, the Subscription Agreement, together with a check for the portion of your purchase that is for Product 4, can be included as a check made payable to Product 4 or wired to:

Regular Mail Investment Processing Department c/o DST Systems, Inc. P.O. Box 219731 Kansas City, MO 64121-9731 Toll Free: 888.292.3178

Overnight Mail Investment Processing Department c/o DST Systems, Inc. 430 W. 7th Street Kansas City, MO 64105 Toll Free: 888.292.3178

Subscription Agreements may be faxed to: 855.223.2474

Payment may be wired to: UMB Bank, N.A. 1010 Grand Boulevard, 4th Floor Kansas City, MO 64106 ABA #: 101000695 Account #: XXXXXXXXX FAO: (Include Account Title)

PRODUCT 4 INVESTORS IN PENNSYLVANIA: Until we have raised the minimum offering amount required in the state of Pennsylvania for investors, the Subscription Agreement, together with a check made payable to “UMB Bank, N.A., as Escrow Agent for Product 4” for the full purchase price, should be delivered by your Broker-Dealer or Registered Investment Advisor, as applicable, to the UMB Bank address below. Please refer to the “Notice to Residents of Pennsylvania Only” section of the Prospectus for additional information regarding the Pennsylvania escrow requirements.

Regular Mail UMB Bank, N.A. as Escrow Agent for Product 4 c/o DST Systems, Inc. P.O. Box 219731 Kansas City, MO 64121-9731 Toll Free: 888.292.3178

Overnight Mail UMB Bank, N.A. as Escrow Agent for Product 4 c/o DST Systems, Inc. 430 W. 7th Street Kansas City, MO 64105 Toll Free: 888.292.3178

Subscription Agreements may be faxed to: 855.223.2474

Payment may be wired to: UMB Bank, N.A., as Escrow Agent for Product 4 1010 Grand Boulevard, 4th Floor Kansas City, MO 64106 ABA #: 101000695 Account #: XXXXXXXXX FAO: (Include Account Title)

11/14 SC0183-C